SIGNIFICANT ACCOUNTING POLICIES (Details 2) (Non Employee Stock Awards [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected dividend yield	0.00%	0.00%	0.00%
Maximum [Member]
Risk-free interest rate	1.78%	3.52%	3.23%
Expected volatility	89.00%	87.70%	105.20%
Expected life (in years)	10 years	8 years 1 month 6 days	8 years 4 months 24 days
Minimum [Member]
Risk-free interest rate	0.70%	0.34%	0.46%
Expected volatility	78.90%	51.10%	44.60%
Expected life (in years)	4 years 6 months	6 months	3 months 18 days